Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Disaggregated Revenue by Geographical Areas

The following table provides information about disaggregated revenue by geographical areas

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Americas	$117,777	$97,368
EMEA	75,882	65,096
APAC	27,166	22,832
Total	$220,825	$185,296